Other Income	12 Months Ended
Dec. 31, 2019
Other Income [Abstract]
Disclosure of other operating income [text block]

Other income

in € m.	2019	2018	2017
Other income:
Net gains (losses) on disposal of loans	3	(4)	19
Insurance premiums	3	3	4
Net income (loss) from hedge relationships qualifying for hedge accounting	(635)	(497)	(609)
Remaining other income (loss)[1]	(40)	712	112
Total other income (loss)	(669)	215	(475)

[1]Includes net gains (losses) of € 4 million, € 141 million and € (81) million for the years ended December 31, 2019, 2018 and 2017, respectively, that are related to non-current assets and disposal groups held for sale.